Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 475,043	$ 499,318
Additions	286,159	32,159
Additions from acquisitions	36,458	81,200
Amortization	(122,560)	(118,576)	$ (133,800)
Disposals	0	(4,426)
Impairments	(40,301)	0
Foreign currency translation adjustments	(2,365)	(14,632)
Balance at end of year	632,434	475,043	499,318
Goodwill [Roll Forward]
Balance at beginning of year	2,108,536	2,012,904
Business combinations	34,807	142,287
Purchase adjustments	(236)	0
Disposals	(225)	(5,682)
Foreign currency translation adjustments	(2,379)	(40,973)
Balance at end of year	$ 2,140,503	$ 2,108,536	$ 2,012,904